STATEMENT OF OTHER COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated unrealized gain (loss) from available-for-sale securities	$ 288	$ (396)	$ (954)
Accumulated currency translation adjustments	(7,309)	(11,895)	351
Accumulated unrealized gain (loss) from derivative instruments	(74)	(4)	7
Accumulated other comprehensive loss	$ (7,095)	$ (12,295)	$ (596)